Other disclosures - Risk Management and Principal Risks - Contractural maturity of financial assets and liabilities (audited) (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)		Dec. 31, 2019 GBP (£)
Assets
Cash and balances at central banks	£ 169,085	[1]		£ 155,902		£ 125,940
Cash collateral and settlement balances	88,085	[2]		97,616
Loans and advances at amortised cost	145,259	[2]		134,267
Reverse repurchase agreements and other similar secured lending	3,177	[2]		8,981
Trading portfolio assets	146,871	[2]		127,664
Financial assets at fair value through the income statement	188,226	[2]		171,761
Derivative financial instruments	262,291	[2]		302,693
Financial assets at fair value through other comprehensive income	45,908	[2]		51,902
Other financial assets	994			614
Non-derivative financial assets	1,049,896		$ 132	1,051,400
Other assets	11,882			8,331
Total assets	1,061,778	[2]		1,059,731		876,700
Liabilities
Deposits at amortised cost	262,828	[2]		244,696
Cash collateral and settlement balances	79,047	[2]		85,549
Repurchase agreements and other similar secured borrowing	12,769	[2]		10,443
Debt securities in issue	48,388	[2]		29,423
Subordinated liabilities	32,185	[2]		32,005		33,425
Trading portfolio liabilities	53,291			46,139
Financial liabilities designated at fair value	251,131	[2]		249,626
Derivative financial instruments	256,523	[2]		300,580
Other financial liabilities	4,592			2,810
Total financial liabilities	1,000,754			1,001,271
Other liabilities	4,707			4,750
Total liabilities	1,005,461	[2]		1,006,021
Cumulative liquidity gap	56,317	[3]		53,710	[3]	£ 50,615
On demand
Assets
Cash and balances at central banks	168,881			155,122
Cash collateral and settlement balances	2,743			1,281
Loans and advances at amortised cost	17,470			12,854
Reverse repurchase agreements and other similar secured lending	58			150
Trading portfolio assets	146,871			127,664
Financial assets at fair value through the income statement	24,174			17,377
Derivative financial instruments	262,046			302,429
Financial assets at fair value through other comprehensive income	0			0
Other financial assets	607			213
Non-derivative financial assets	622,850			617,090
Liabilities
Deposits at amortised cost	201,501			181,455
Cash collateral and settlement balances	2,951			1,944
Repurchase agreements and other similar secured borrowing	20			4
Debt securities in issue	0			0
Subordinated liabilities	0			0
Trading portfolio liabilities	53,291			46,139
Financial liabilities designated at fair value	21,339			15,555
Derivative financial instruments	255,471			299,637
Other financial liabilities	87			70
Total financial liabilities	534,660			544,804
Cumulative liquidity gap	88,190			72,286
On demand | Over issuance of securities
Liabilities
Securities issued in excess of limit	6,997
Not more than three months
Assets
Cash and balances at central banks	204			182
Cash collateral and settlement balances	85,342			96,335
Loans and advances at amortised cost	7,855			11,149
Reverse repurchase agreements and other similar secured lending	2,934			8,648
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	127,244			123,948
Derivative financial instruments	36			24
Financial assets at fair value through other comprehensive income	3,194			3,086
Other financial assets	255			286
Non-derivative financial assets	227,064			243,658
Liabilities
Deposits at amortised cost	41,632			39,409
Cash collateral and settlement balances	76,096			83,605
Repurchase agreements and other similar secured borrowing	5,022			2,545
Debt securities in issue	18,274			12,207
Subordinated liabilities	1,005			3,708
Trading portfolio liabilities	0			0
Financial liabilities designated at fair value	158,078			172,250
Derivative financial instruments	4			0
Other financial liabilities	3,656			2,072
Total financial liabilities	303,767			315,796
Cumulative liquidity gap	11,487			148
Over three months but not more than six months
Assets
Cash and balances at central banks	0			598
Cash collateral and settlement balances	0			0
Loans and advances at amortised cost	6,745			6,291
Reverse repurchase agreements and other similar secured lending	0			0
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	9,280			7,547
Derivative financial instruments	1			0
Financial assets at fair value through other comprehensive income	1,080			1,627
Other financial assets	130			107
Non-derivative financial assets	17,236			16,170
Liabilities
Deposits at amortised cost	12,380			13,975
Cash collateral and settlement balances	0			0
Repurchase agreements and other similar secured borrowing	0			0
Debt securities in issue	12,150			3,808
Subordinated liabilities	0			3,222
Trading portfolio liabilities	0			0
Financial liabilities designated at fair value	16,857			8,677
Derivative financial instruments	22			50
Other financial liabilities	15			15
Total financial liabilities	41,424			29,747
Cumulative liquidity gap	(12,701)			(13,429)
Over six months but not more than nine months
Assets
Cash and balances at central banks	0			0
Cash collateral and settlement balances	0			0
Loans and advances at amortised cost	4,238			3,770
Reverse repurchase agreements and other similar secured lending	0			0
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	7,036			6,959
Derivative financial instruments	0			0
Financial assets at fair value through other comprehensive income	449			151
Other financial assets	2			5
Non-derivative financial assets	11,725			10,885
Liabilities
Deposits at amortised cost	1,920			3,665
Cash collateral and settlement balances	0			0
Repurchase agreements and other similar secured borrowing	0			0
Debt securities in issue	5,845			3,833
Subordinated liabilities	74			459
Trading portfolio liabilities	0			0
Financial liabilities designated at fair value	10,267			5,067
Derivative financial instruments	0			0
Other financial liabilities	15			15
Total financial liabilities	18,121			13,039
Cumulative liquidity gap	(19,097)			(15,583)
Over nine months but not more than one year
Assets
Cash and balances at central banks	0			0
Cash collateral and settlement balances	0			0
Loans and advances at amortised cost	9,611			4,314
Reverse repurchase agreements and other similar secured lending	0			0
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	3,336			4,027
Derivative financial instruments	0			0
Financial assets at fair value through other comprehensive income	547			95
Other financial assets	0			0
Non-derivative financial assets	13,494			8,436
Liabilities
Deposits at amortised cost	2,898			2,283
Cash collateral and settlement balances	0			0
Repurchase agreements and other similar secured borrowing	0			0
Debt securities in issue	3,254			1,791
Subordinated liabilities	1,243			143
Trading portfolio liabilities	0			0
Financial liabilities designated at fair value	3,588			2,928
Derivative financial instruments	2			0
Other financial liabilities	12			16
Total financial liabilities	10,997			7,161
Cumulative liquidity gap	(16,600)			(14,308)
Over one year but not more than two years
Assets
Cash and balances at central banks	0			0
Cash collateral and settlement balances	0			0
Loans and advances at amortised cost	19,162			21,271
Reverse repurchase agreements and other similar secured lending	184			0
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	5,351			4,294
Derivative financial instruments	0			15
Financial assets at fair value through other comprehensive income	2,656			3,059
Other financial assets	0			3
Non-derivative financial assets	27,353			28,642
Liabilities
Deposits at amortised cost	558			1,144
Cash collateral and settlement balances	0			0
Repurchase agreements and other similar secured borrowing	3,216			1,400
Debt securities in issue	463			2,124
Subordinated liabilities	7,030			3,545
Trading portfolio liabilities	0			0
Financial liabilities designated at fair value	6,534			8,593
Derivative financial instruments	121			66
Other financial liabilities	443			233
Total financial liabilities	18,365			17,105
Cumulative liquidity gap	(7,612)			(2,771)
Over two years but not more than three years
Assets
Cash and balances at central banks	0			0
Cash collateral and settlement balances	0			0
Loans and advances at amortised cost	20,813			16,663
Reverse repurchase agreements and other similar secured lending	0			183
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	5,376			1,216
Derivative financial instruments	0			15
Financial assets at fair value through other comprehensive income	5,389			3,770
Other financial assets	0			0
Non-derivative financial assets	31,578			21,847
Liabilities
Deposits at amortised cost	435			532
Cash collateral and settlement balances	0			0
Repurchase agreements and other similar secured borrowing	4,424			2,329
Debt securities in issue	3,319			640
Subordinated liabilities	2,251			4,811
Trading portfolio liabilities	0			0
Financial liabilities designated at fair value	6,114			6,939
Derivative financial instruments	151			67
Other financial liabilities	52			50
Total financial liabilities	16,746			15,368
Cumulative liquidity gap	7,220			3,708
Over three years but not more than five years
Assets
Cash and balances at central banks	0			0
Cash collateral and settlement balances	0			0
Loans and advances at amortised cost	27,416			22,387
Reverse repurchase agreements and other similar secured lending	0			0
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	2,062			2,284
Derivative financial instruments	184			112
Financial assets at fair value through other comprehensive income	10,093			12,741
Other financial assets	0			0
Non-derivative financial assets	39,755			37,524
Liabilities
Deposits at amortised cost	242			602
Cash collateral and settlement balances	0			0
Repurchase agreements and other similar secured borrowing	0			4,073
Debt securities in issue	1,792			2,815
Subordinated liabilities	5,714			6,241
Trading portfolio liabilities	0			0
Financial liabilities designated at fair value	7,734			8,576
Derivative financial instruments	279			174
Other financial liabilities	102			90
Total financial liabilities	15,863			22,571
Cumulative liquidity gap	31,112			18,661
Over five years but not more than ten years
Assets
Cash and balances at central banks	0			0
Cash collateral and settlement balances	0			0
Loans and advances at amortised cost	14,420			14,127
Reverse repurchase agreements and other similar secured lending	0			0
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	1,996			1,853
Derivative financial instruments	15			77
Financial assets at fair value through other comprehensive income	13,823			19,236
Other financial assets	0			0
Non-derivative financial assets	30,254			35,293
Liabilities
Deposits at amortised cost	1,031			1,252
Cash collateral and settlement balances	0			0
Repurchase agreements and other similar secured borrowing	0			0
Debt securities in issue	2,654			1,995
Subordinated liabilities	8,490			5,629
Trading portfolio liabilities	0			0
Financial liabilities designated at fair value	7,366			8,344
Derivative financial instruments	111			183
Other financial liabilities	183			187
Total financial liabilities	19,835			17,590
Cumulative liquidity gap	41,531			36,364
Over ten years
Assets
Cash and balances at central banks	0			0
Cash collateral and settlement balances	0			0
Loans and advances at amortised cost	17,529			21,441
Reverse repurchase agreements and other similar secured lending	1			0
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	2,371			2,256
Derivative financial instruments	9			21
Financial assets at fair value through other comprehensive income	8,677			8,137
Other financial assets	0			0
Non-derivative financial assets	28,587			31,855
Liabilities
Deposits at amortised cost	231			379
Cash collateral and settlement balances	0			0
Repurchase agreements and other similar secured borrowing	87			92
Debt securities in issue	637			210
Subordinated liabilities	6,378			4,247
Trading portfolio liabilities	0			0
Financial liabilities designated at fair value	13,254			12,697
Derivative financial instruments	362			403
Other financial liabilities	27			62
Total financial liabilities	20,976			18,090
Cumulative liquidity gap	£ 49,142			£ 50,129

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[3]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.